SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
VAT receivables	$ 2,214	$ 2,211
Prepaid expenses	2,512	2,164
Deferred charges	1,273	7,559
Tax receivables	596	976
Employees	58	66
Income receivable	332	3,210
Advance payments to suppliers	1,197	1,277
Short-term deferred taxes	66	62
Receivables from aborted merger		2,750
Hedging instruments		1,363
Other	1,895	1,420
Other current assets	$ 10,143	$ 23,058